Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,358.7	$ 5,776.2
Impairment Charge	(145.1)	(503.8)
New Carrying Amount	5,213.6	5,272.4
Accumulated Amortization	(1,634.1)	(1,607.9)
Impairment Charge	50.7	265.9
Net Carrying Amount	3,630.2	3,930.4
Core technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,772.6	1,909.5
Impairment Charge	(39.0)	(185.7)
New Carrying Amount	1,733.6	1,723.8
Accumulated Amortization	(481.1)	(469.0)
Impairment Charge	4.1	74.3
Net Carrying Amount	1,256.6	1,329.1
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	628.8	610.6
Impairment Charge	(48.5)	0
New Carrying Amount	580.3	610.6
Accumulated Amortization	(254.9)	(210.2)
Impairment Charge	36.7	0
Net Carrying Amount	362.1	400.4
Product trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	204.2	189.9
Impairment Charge	0	0
New Carrying Amount	204.2	189.9
Accumulated Amortization	(65.9)	(53.7)
Impairment Charge	0	0
Net Carrying Amount	138.3	136.2
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,429.5	2,725.4
Impairment Charge	(46.1)	(306.8)
New Carrying Amount	2,383.4	2,418.6
Accumulated Amortization	(828.4)	(871.9)
Impairment Charge	9.9	191.6
Net Carrying Amount	1,564.9	1,738.3
Non-compete contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4.6	4.6
Impairment Charge	0	0
New Carrying Amount	4.6	4.6
Accumulated Amortization	(3.8)	(3.1)
Impairment Charge	0	0
Net Carrying Amount	0.8	1.5
Sub-total [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,039.7	5,440.0
Impairment Charge	(133.6)	(492.5)
New Carrying Amount	4,906.1	4,947.5
Accumulated Amortization	(1,634.1)	(1,607.9)
Impairment Charge	50.7	265.9
Net Carrying Amount	3,322.7	3,605.5
Corporate trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	319.0	336.2
Impairment Charge	(11.5)	(11.3)
New Carrying Amount	307.5	324.9
Accumulated Amortization	0	0
Impairment Charge	0	0
Net Carrying Amount	$ 307.5	$ 324.9